Retirement And Employee Stock Ownership Plans (Schedule of Financial Status of the Pension Cost) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement And Employee Stock Ownership Plans [Abstract]
Projected benefit obligation at beginning of year	$ 3,740,701	$ 3,757,870	$ 3,740,701
Interest Cost	54,963	164,889	164,889
Actuarial (gain) loss		1,734
Benefits paid	(37,794)	(2,046,815)
Projected benefit obligation at end of year	3,757,870	1,877,678	1,877,678	3,740,701
Fair value of plan assets at beginning of year	5,056,343	5,002,673	5,056,343
Actual return on plan assets	(15,876)	(47,629)
Employer contribution			302,615,000	158,523,000	132,284,000
Fair value of plan assets at end of year	5,002,673	2,908,229	2,908,229	5,056,343
Funded status at end of year	1,244,803	1,030,551	1,030,551
Amounts recognized in balance sheet, Non-current assets	1,244,803	1,030,551	1,030,551
Amounts recognized in balance sheet, Total	1,244,803	1,030,551	1,030,551
Amounts recognized in accumulated other comprehensive income, Net (gain) loss	730,215	49,363	49,363
Amounts recognized in accumulated other comprehensive income, Acquisition effect	(730,215)
Amounts recognized in accumulated other comprehensive income, Settlement effect		(27,023)	(27,023)
Amounts recognized in accumulated other comprehensive income, Total		$ 22,340	$ 22,340